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
                                                       OMB APPROVAL
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                                              OMB Number:              3235-0456
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.



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
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 1.     Name and address of issuer:

        Forum Funds
        Two Portland Square
        Portland, Maine 04101
---------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Absolute Strategies Fund
        Austin Global Equity Fund
        Merk Hard Currency Fund
        Payson Total Return Fund
---------------------------------------------------------------------------------
 3.     Investment Company Act File Number:

        811-3023

        Securities Act File Number:

        2-67052
---------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this Form is filed:


        March 31, 2008
---------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

---------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.


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
 5.     Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during
                the fiscal year pursuant to
                section 24(f):                                       $1,284,938,745
                                                                     --------------
        (ii)    Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                    $288,720,690
                                                    ------------
        (iii)   Aggregate price of securities
                redeemed or repurchased during
                any PRIOR fiscal year ending
                no earlier than October 11, 1995
                that were not previously used to
                reduce registration fees
                payable to the Commission:          $176,958,550
                                                    ------------
        (iv)    Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                         -     $465,679,240
                                                                     --------------
        (v)     Net sales -- if Item 5(i) is
                greater than Item 5(iv)
                [subtract Item 5(iv) from Item
                5(i)]:                                                 $819,259,505
                                                                     --------------
        ---------------------------------------------------------
        (vi)    Redemption credits available for
                use in future years -- if Item
                5(i) is less than Item 5(iv)
                [subtract Item 5(iv) from Item
                5(i)]:                                        $0
                                                    ------------
        ---------------------------------------------------------

        (vii)   Multiplier for determining
                registration fee
                (See Instruction C.9):                                   $0.0000393
                                                                     --------------
        (viii)  Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                           =          $32,197
                                                                     ==============
-----------------------------------------------------------------------------------
 6.     Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

-----------------------------------------------------------------------------------
 7.     Interest due -- if this Form is being
        filed more than 90 days after the end of
        the issuer's  fiscal year (see
        Instruction D):
                                                                 +               $0
                                                                     --------------
-----------------------------------------------------------------------------------
 8.     Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                 =          $32,197
                                                                     ==============
-----------------------------------------------------------------------------------
 9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 18, 2008

                Method of Delivery:

                              [X]  Wire Transfer
                              [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Pamela Duggan
                          --------------------------
                          Pamela Duggan
                          Treasurer

Date:                     June 13, 2008

* Please print the name and title of the signing officer below the signature.